FDIC loss-share asset and true-up payment obligation - FDIC loss share - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 22, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Contingent Consideration
OREO transfer to non-covered status				$ 0
Payment to the FDIC as a consideration for the termination of the loss share agreement.	$ 23,700
Carrying amount (fair value)		$ 171,000
FDIC loss-share asset net		44,500		0	$ 45,192
Gain from the FDIC termination agreement			$ 0	102,752	$ 0
FDIC
Business Acquisition, Contingent Consideration
Loss Sharing Agreement Allocation Percentage	80.00%
Non-covered loans | Mortgages
Business Acquisition, Contingent Consideration
OREO transfer to non-covered status		15,300		$ 15,333
Loans transfer to non-covered status		$ 514,600
Banco Popular de Puerto Rico
Business Acquisition, Contingent Consideration
Loss Sharing Agreement Allocation Percentage	80.00%